Note 11 - Long-term Debt (Details Textual) - USD ($)	1 Months Ended
	Apr. 30, 2024	Dec. 31, 2023	Feb. 28, 2022	Dec. 31, 2024	Jan. 31, 2024	Sep. 30, 2022
Senior Notes		$ 60,000,000		$ 30,000,000
Line of Credit Facility, Increase (Decrease), Net	$ 100,000,000
Senior Unsecured Notes [Member]
Senior Notes				185,000,000
Line of Credit Facility, Maximum Borrowing Capacity				$ 550,000,000
Private Placement 4.53% Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage						4.53%
Debt Instrument, Face Amount						$ 60,000,000
Private Placement 5.48 Notes% [Member]
Debt Instrument, Interest Rate, Stated Percentage					5.48%
Debt Instrument, Face Amount					$ 50,000,000
Private Placement 5.60% Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage					5.60%
Debt Instrument, Face Amount					$ 25,000,000
Private Placement 5.64% Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage					5.64%
Debt Instrument, Face Amount					$ 50,000,000
Long Term Debt Instruments [Member]
Debt Instrument, Interest Rate, Effective Percentage		6.00%		6.70%
NYL Investors LLC [Member] | Senior Unsecured Notes [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 250,000,000			$ 250,000,000
PGIM Private Capital [Member] | Senior Unsecured Notes [Member]
Line of Credit Facility, Maximum Borrowing Capacity				$ 300,000,000
Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,250,000,000	$ 1,000,000
Debt, Weighted Average Interest Rate				7.00%
Letters of Credit Outstanding, Amount		19,050,000		$ 29,471,000
Line of Credit Facility, Remaining Borrowing Capacity				$ 133,029,000
Revolving Credit Facility [Member] | Credit Agreement Accordion [Member]
Proceeds from Lines of Credit		$ 250,000,000
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate			0.20%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate			2.50%
Senior Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage				3.84%